Consolidated Statements of Comprehensive Income - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 157,762	$ 245,578	$ 187,198
Items that may be reclassified into profit or loss
Foreign currency translation adjustments	(17,544)	(32,422)	(50,465)
Items that will not be reclassified into profit or loss
Actuarial gains (losses) on employee benefit plans	55,422	(13,693)	1,134
Tax (expense) recovery	(14,424)	3,584	(403)
Other comprehensive income (losses)	23,454	(42,531)	(49,734)
Total comprehensive income	181,216	203,047	137,464
Total comprehensive income attributable to:
Telesat Corporation/Telesat Canada shareholders	130,947	203,047	137,464
Non-controlling interest	50,269
Total comprehensive income net	$ 181,216	$ 203,047	$ 137,464